UNCERTAIN TAX POSITION (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Statute of limitations period	3 years
Unrecognized tax benefit period	3 years
Domestic Tax Jurisdiction [Member]
Potential tax liability	$ 0	$ 0